FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Outstanding of assets and liabilities derivatives positions (Details) R$ in Thousands, $ in Thousands	Jun. 30, 2022 USD ($)	Jun. 30, 2022 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)
Financial Instruments and Risks
Fair value		R$ (2,017,814)		R$ (6,452,388)
Debt Hedge
Financial Instruments and Risks
Fair value		(2,828,509)		(6,285,722)
Debt Hedge | Swap CDI x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount | $	$ 2,065,419		$ 2,267,057
Fair value		(3,100,446)		(5,230,612)
Debt Hedge | Swap LIBOR to Fixed (U.S.$)
Financial Instruments and Risks
Notional amount | $	3,200,000		3,600,000
Fair value		616,519		(395,675)
Debt Hedge | Swap IPCA to CDI
Financial Instruments and Risks
Notional amount | $	843,845		843,845
Fair value		289,721		249,653
Operational Hedge
Financial Instruments and Risks
Fair value		834,728		(194,831)
Operational Hedge | Zero cost collar (U.S.$ x R$)
Financial Instruments and Risks
Notional amount | $	4,449,600		4,494,125
Fair value		894,486		(187,788)
Operational Hedge | NDF (R$ x US$)
Financial Instruments and Risks
Notional amount | $	250,100		30,000
Fair value		(59,758)		(7,043)
Commodity Hedge
Financial Instruments and Risks
Fair value		(24,033)		28,165
Commodity Hedge | Swap US-CPI standing wood
Financial Instruments and Risks
Notional amount | $	121,345		590,372
Fair value		(24,033)		28,165
Assets | Debt Hedge
Financial Instruments and Risks
Fair value		1,718,026		768,468
Assets | Debt Hedge | Swap CDI x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount		7,838,654		8,594,225
Fair value		706,820		306,663
Assets | Debt Hedge | Swap Pre-Fixed to U.S.$ (U.S.$)
Financial Instruments and Risks
Notional amount		1,317,226		1,317,226
Fair value		39,268		76,279
Assets | Debt Hedge | Swap LIBOR to Fixed (U.S.$)
Financial Instruments and Risks
Notional amount | $	3,200,000		3,600,000
Fair value		677,517		130,104
Assets | Debt Hedge | Swap IPCA to CDI
Financial Instruments and Risks
Notional amount		1,138,573		1,078,706
Fair value		294,421		255,422
Assets | Debt Hedge | Swap IPCA to U.S.$
Financial Instruments and Risks
Notional amount		608,935		576,917
Liabilities | Debt Hedge
Financial Instruments and Risks
Fair value		(4,546,535)		(7,054,190)
Liabilities | Debt Hedge | Swap CDI x Fixed (U.S.$)
Financial Instruments and Risks
Notional amount | $	2,065,419		2,267,057
Fair value		(3,807,266)		(5,537,275)
Liabilities | Debt Hedge | Swap Pre-Fixed to U.S.$ (U.S.$)
Financial Instruments and Risks
Notional amount | $	350,000		350,000
Fair value		(636,115)		(836,784)
Liabilities | Debt Hedge | Swap LIBOR to Fixed (U.S.$)
Financial Instruments and Risks
Notional amount | $	$ 3,200,000		$ 3,600,000
Fair value		(60,998)		(525,779)
Liabilities | Debt Hedge | Swap IPCA to CDI
Financial Instruments and Risks
Notional amount		843,845		843,845
Fair value		(4,700)		(5,769)
Liabilities | Debt Hedge | Swap IPCA to U.S.$
Financial Instruments and Risks
Notional amount		121,003		121,003
Fair value		R$ (37,456)		R$ (148,583)